Description of Business and Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Description of Business and Basis of Presentation

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Act II Global Acquisition Corp. (the “Company”) is a blank check company incorporated as a Cayman Islands exempted company on August 16, 2018. The Company was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (a “Business Combination”). The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”).

The Company is not limited to a particular industry or sector for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

All activity for the period from January 1, 2019 (commencement of operations) through March 31, 2020 relates to the Company’s formation, the initial public offering (“Initial Public Offering”), which is described below, the Company’s search for a target business with which to complete a Business Combination and activities in connection with the pending acquisition (see Note 8).

The registration statements for the Company’s Initial Public Offering were declared effective on April 25, 2019. On April 30, 2019, the Company consummated the Initial Public Offering of 30,000,000 units, inclusive of 3,900,000 units sold to the underwriters upon the election to partially exercise their over-allotment option (the “Units” and, with respect to the ordinary shares included in the Units sold, the “public shares”) at $10.00 per Unit, generating gross proceeds of $300,000,000, which is described in Note 4. Each Unit consists of one of the Company’s Class A ordinary shares, par value $0.0001 per share (the “Class A Shares”), and one-half of one warrant (the “Warrants”). Each whole warrant entitles the holder to purchase one Class A Share.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 6,750,000 warrants (the “Private Placement Warrants”) at a price of $1.00 per Private Placement Warrant in a private placement to Act II Global Sponsor LLC (the “Sponsor”), generating gross proceeds of $6,750,000, which is described in Note 5.

Transaction costs amounted to $16,614,355, consisting of $5,220,000 of underwriting fees, $11,280,000 of deferred underwriting fees and $114,355 of other offering costs. The underwriters reimbursed the Company $470,000 at the closing of the Initial Public Offering for certain offering expenses, of which such amount was offset against other offering expenses and recorded as a credit to additional paid in capital. In addition, at March 31, 2020, cash of $583,196 was held outside of the Trust Account (as defined below) and is available for working capital purposes.

Following the closing of the Initial Public Offering on April 30, 2019, an amount of $300,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants was placed in a trust account (the “Trust Account”), which have been invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 180 days or less or in any open-ended investment company that holds itself out as a money market fund meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the consummation of the Business Combination or (ii) the Company’s failure to consummate a Business Combination within the prescribed time.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to successfully effect a Business Combination.

Placing funds in the Trust Account may not protect those funds from third party claims against the Company. Although the Company will seek to have all vendors, service providers, prospective target businesses or other entities it engages execute agreements with the Company waiving any claim of any kind in or to any monies held in the Trust Account, there is no guarantee that such persons will execute such agreements. The Sponsor has agreed that it will be liable to the Company under certain circumstances if and to the extent any claims by such persons reduce the amount of funds in the Trust Account below a specified threshold. The Company has not independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations. Therefore, the Sponsor may not be able to satisfy those obligations should they arise. The remaining net proceeds (not held in the Trust Account) may be used to pay for business, legal and accounting due diligence on prospective acquisitions and continuing general and administrative expenses as well as any taxes.

The Company will provide the holders of the public shares (the “Public Shareholders”) with the opportunity to redeem all or a portion of their public shares upon the completion of the Business Combination, either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer, in either case at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the Business Combination, including interest (which interest shall be net of taxes payable) divided by the number of then outstanding public shares. Notwithstanding the foregoing, if the Company seeks shareholder approval of the Business Combination and the Company does not conduct redemptions pursuant to the tender offer rules, a Public Shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined in Section 13(d)(3) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), will be restricted from redeeming its shares with respect to more than an aggregate of 15% of the public shares. In connection with any shareholder vote required to approve any Business Combination, the Sponsor and any other shareholder of the Company prior to the consummation of the Initial Public Offering (collectively with the Sponsor, the “Initial Shareholders”) and the Company’s directors and officers will agree (i) to vote any of their respective Ordinary Shares (as defined below) in favor of the initial Business Combination and (ii) not to redeem any of their Ordinary Shares in connection therewith.

The Company will proceed with a Business Combination only if it has net tangible assets of at least $5,000,001 upon consummation of the Business Combination and, in the case of a shareholder vote, a majority of the outstanding Ordinary Shares voted are voted in favor of the Business Combination.

The NASDAQ rules require that the Business Combination must be with one or more target businesses that together have an aggregate fair market value equal to at least 80% of the balance in the Trust Account (less any deferred underwriting fees as discussed below, and taxes payable on interest earned) at the time of the Company signing a definitive agreement in connection with the Business Combination.

If the Company has not completed a Business Combination by April 30, 2021, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest (which interest shall be net of taxes payable, and less up to $100,000 of interest to pay dissolution expenses) divided by the number of then outstanding public shares, which redemption will completely extinguish the rights of the Public Shareholders as shareholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and its Board of Directors, dissolve and liquidate, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. In the event of a liquidation, the Public Shareholders will be entitled to receive a full pro rata interest in the Trust Account (initially anticipated to be approximately $10.00 per share, plus any pro rata interest earned on the Trust Fund not previously released to the Company and less up to $100,000 of interest to pay dissolution expenses). There will be no redemption rights or liquidating distributions with respect to the Founder Shares (as defined in Note 9) or the Private Placement Warrants, which will expire worthless if the Company fails to complete a Business Combination by April 30, 2021.

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Act II Global Acquisition Corp. (the “Company”) is a blank check company incorporated as a Cayman Islands exempted company on August 16, 2018. The Company was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (a “Business Combination”). The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”).

The Company is not limited to a particular industry or sector for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

All activity for the period from January 1, 2019 (commencement of operations) through December 31, 2019 relates to the Company’s formation, the initial public offering (“Initial Public Offering”), which is described below, the Company’s search for a target business with which to complete a Business Combination and activities in connection with the pending acquisition (see Note 7).

The registration statements for the Company’s Initial Public Offering were declared effective on April 25, 2019. On April 30, 2019, the Company consummated the Initial Public Offering of 30,000,000 units, inclusive of 3,900,000 units sold to the underwriters upon the election to partially exercise their over-allotment option (the “Units” and, with respect to the ordinary shares included in the Units sold, the “public shares”) at $10.00 per Unit, generating gross proceeds of $300,000,000, which is described in Note 3. Each Unit consists of one of the Company’s  Class A ordinary shares, par value $0.0001 per share (the “Class A Shares”), and one-half of one warrant (the “Warrants”). Each whole warrant entitles the holder to purchase one Class A Share.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 6,750,000 warrants (the “Private Placement Warrants”) at a price of $1.00 per Private Placement Warrant in a private placement to Act II Global Sponsor LLC (the “Sponsor”), generating gross proceeds of $6,750,000, which is described in Note 4.

Transaction costs amounted to $16,614,355, consisting of $5,220,000 of underwriting fees, $11,280,000 of deferred underwriting fees and $114,355 of other offering costs. The underwriters reimbursed the Company $470,000 at the closing of the Initial Public Offering for certain offering expenses, of which such amount was offset against other offering expenses and recorded as a credit to additional paid in capital. In addition, at December 31, 2019, $1,005,831 of cash was held outside of the Trust Account (as defined below) and is available for working capital purposes.

Following the closing of the Initial Public Offering on April 30, 2019, an amount of $300,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants was placed in a trust account (the “Trust Account”), which have been invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 180 days or less or in any open-ended investment company that holds itself out as a money market fund meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the consummation of the Business Combination or (ii) the Company’s failure to consummate a Business Combination within the prescribed time.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to successfully effect a Business Combination. Placing funds in the Trust Account may not protect those funds from third party claims against the Company. Although the Company will seek to have all vendors, service providers, prospective target businesses or other entities it engages execute agreements with the Company waiving any claim of any kind in or to any monies held in the Trust Account, there is no guarantee that such persons will execute such agreements. The Sponsor has agreed that it will be liable to the Company under certain circumstances if and to the extent any claims by such persons reduce the amount of funds in the Trust Account below a specified threshold. The Company has not independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations. Therefore, the Sponsor may not be able to satisfy those obligations should they arise. The remaining net proceeds (not held in the Trust Account) may be used to pay for business, legal and accounting due diligence on prospective acquisitions and continuing general and administrative expenses as well as any taxes.

The Company will provide the holders of the public shares (the “Public Shareholders”) with the opportunity to redeem all or a portion of their public shares upon the completion of the Business Combination, either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer, in either case at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the Business Combination, including interest (which interest shall be net of taxes payable) divided by the number of then outstanding public shares. Notwithstanding the foregoing, if the Company seeks shareholder approval of the Business Combination and the Company does not conduct redemptions pursuant to the tender offer rules, a Public Shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined in Section 13(d)(3) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), will be restricted from redeeming its shares with respect to more than an aggregate of 15% of the public shares. In connection with any shareholder vote required to approve any Business Combination, the Sponsor and any other shareholder of the Company prior to the consummation of the Initial Public Offering (collectively with the Sponsor, the “Initial Shareholders”) and the Company’s directors and officers will agree (i) to vote any of their respective Ordinary Shares (as defined below) in favor of the initial Business Combination and (ii) not to redeem any of their Ordinary Shares in connection therewith.

The Company will proceed with a Business Combination only if it has net tangible assets of at least $5,000,001 upon consummation of the Business Combination and, in the case of a shareholder vote, a majority of the outstanding Ordinary Shares voted are voted in favor of the Business Combination.

The NASDAQ rules require that the Business Combination must be with one or more target businesses that together have an aggregate fair market value equal to at least 80% of the balance in the Trust Account (less any deferred commissions (as defined below) and taxes payable on interest earned) at the time of the Company signing a definitive agreement in connection with the Business Combination.

If the Company has not completed a Business Combination by April 30, 2021, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest (which interest shall be net of taxes payable, and less up to $100,000 of interest to pay dissolution expenses) divided by the number of then outstanding public shares, which redemption will completely extinguish the rights of the Public Shareholders as shareholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and its Board of Directors, dissolve and liquidate, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. In the event of a liquidation, the Public Shareholders will be entitled to receive a full pro rata interest in the Trust Account (initially anticipated to be approximately $10.00 per share, plus any pro rata interest earned on the Trust Fund not previously released to the Company and less up to $100,000 of interest to pay dissolution expenses). There will be no redemption rights or liquidating distributions with respect to the Founder Shares (as defined in Note 7) or the Private Placement Warrants, which will expire worthless if the Company fails to complete a Business Combination by April 24, 2021.

Mafco Worldwide & Merisant
Description of Business and Basis of Presentation

1.    Description of Business and Basis of Presentation

The accompanying unaudited combined financial statements present, on a historical cost basis, the combined assets, liabilities, revenues and expenses related to the licorice and sweetener businesses (“Mafco Worldwide” and “Merisant”, respectively or the “Business”) of Flavors Holdings Inc. (“Flavors” or “Parent”). Flavors is an indirect, wholly owned subsidiary of MacAndrews & Forbes Incorporated (“MacAndrews”).

Mafco Worldwide produces a variety of licorice products from licorice root, intermediary licorice extracts and crude derivatives produced by others and certain other ingredients. Approximately 45% of Mafco Worldwide’s licorice product sales for the twelve month period ending March 31, 2020 are to the worldwide tobacco industry for use as tobacco flavor enhancing and moistening agents in the manufacture of American blend cigarettes, moist snuff, chewing tobacco and pipe tobacco. Certain of the tobacco industry customers also purchase Mafco Worldwide’s processed natural products. Mafco Worldwide also sells licorice products to food and beverage processors, confectioners, cosmetic companies, and pharmaceutical manufacturers for use as flavoring or masking agents, including its Magnasweet brand flavor enhancer, which is used in various brands of chewing gum, energy bars, non-carbonated beverages, lip balm, chewable vitamins, aspirin and other products. In addition, Mafco Worldwide sells licorice root residue as garden mulch under the name Right Dress.

Merisant manufactures, markets and distributes tabletop sweeteners for the domestic and international consumer food markets, primarily under the Equal®, Canderel®, Pure Via®, and Whole Earth Sweetener® brands. Merisant distributes its products via the food retail, mass merchandising, pharmacy, and food service channels.

The combined financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the periods presented. In management’s opinion, all adjustments necessary for a fair presentation of the Business’ interim financial information have been made. The Business’ results of operations and financial position for interim periods are not necessarily indicative of those to be expected for the full year. All significant intercompany transactions and balances within the Business have been eliminated. Transactions with affiliated companies which are not a part of the Business are reflected as related party transactions and the related payable or receivable balances are included in net parent investment on the combined balance sheets.

Throughout the period covered by the unaudited combined financial statements, the Business operated as part of Flavors. Consequently, stand-alone financial statements have not been historically prepared for the Business. The accompanying combined financial statements have been prepared from Flavors’ historical accounting records and are presented on a stand-alone basis as if the operations had been conducted independently from Flavors’ other businesses. The operations of the Business are in various legal entities with or without a direct ownership relationship. Accordingly, Flavors and its subsidiaries’ net parent investment in these operations is shown in lieu of a statement of stockholder’s equity in the combined financial statements.

The accompanying combined financial statements reflect all assets and liabilities of Flavors that are either specifically identifiable or are directly attributable to the Business and have been extracted from the Flavors accounting records on the basis of the accounting policies and procedures further described in this footnote.

As more fully described in Note 10, current and deferred income taxes and related tax expense have been determined based on the stand-alone results of the combined Business by applying Accounting Standards Codification (“ASC”) 740, “Income Taxes”, issued by the Financial Accounting Standards Board (“FASB”), to the Business’ operations in each country as if it were a separate taxpayer (i.e. following the separate return methodology).

All allocations and charges of cost to and from Flavors as further described in Note 3 have been deemed paid in the period in which the cost was recorded in the combined statements of operations. The Business’ portion of certain current income taxes payable is deemed to have been remitted to Flavors at the end of the fiscal year in which the related tax expense was recorded. The Business’s portion of certain current income taxes receivable is deemed to have been remitted by Flavors at the end of the fiscal year to which the receivable applies only to the extent that a refund of such taxes could have been recognized by the Business on a stand-alone basis under the law of the relevant taxing jurisdiction.

Long-term third party debt and the related interest expense of Flavors has not been allocated to the combined financial statements as the Business will not be assigned any of the current third party debt as Flavors’ borrowings are not directly attributable to the Business. Flavors’ third party debt is collateralized by certain of Flavors’ U.S. assets (including the voting interests of Mafco Worldwide LLC, Merisant Company and Merisant US, Inc. and all of their assets), as well as two-thirds of the voting stock of Flavors’ first tier non-U.S. subsidiaries. The cash and cash equivalents held by Flavors at the corporate level are not specifically identifiable to the Business and therefore were not allocated for any of the periods presented.

All of the allocations and estimates in the combined financial statements are based on assumptions that management of Flavors believes are reasonable. However, the combined financial statements included herein may not be indicative of the financial position, results of operations, and cash flows of the Business in the future or if the Business had been a separate, stand-alone entity during the periods presented. See Note 3.

Actual costs that would have been incurred if Mafco Worldwide and Merisant had been a stand-alone businesses would depend on multiple factors, including organizational structure and strategic decisions.

As a result of the on-going macroeconomic disruption and uncertainty caused by COVID‑19, including the impact on enterprise valuations, the Company has recorded asset impairment charges during the period (see Note 6). Absent these charges, the pandemic did not materially affect the Business’ core operations in the first quarter ended March 31, 2020, however, while the Company is currently experiencing relatively stable customer demand for its products and has no supply disruptions, the Business is unable to predict the impact that COVID‑19 will have on its future financial position and operating results due to numerous uncertainties.

1. Description of Business and Basis of Presentation

The accompanying combined financial statements present, on a historical cost basis, the combined assets, liabilities, revenues and expenses related to the licorice and sweetener businesses (“Mafco Worldwide” and “Merisant”, respectively, or the “Business”) of Flavors Holdings Inc. (“Flavors” or “Parent”). Flavors is an indirect, wholly owned subsidiary of MacAndrews & Forbes Incorporated (“MacAndrews”).

Mafco Worldwide produces a variety of licorice products from licorice root, intermediary licorice extracts and crude derivatives produced by others and certain other ingredients. Approximately 47% of Mafco Worldwide’s licorice product sales are to the worldwide tobacco industry for use as tobacco flavor enhancing and moistening agents in the manufacture of American blend cigarettes, moist snuff, chewing tobacco and pipe tobacco. Certain of the tobacco industry customers also purchase Mafco Worldwide’s processed natural products. Mafco Worldwide also sells licorice products to food and beverage processors, confectioners, cosmetic companies, and pharmaceutical manufacturers for use as flavoring or masking agents, including its Magnasweet brand flavor enhancer, which is used in various brands of chewing gum, energy bars, non-carbonated beverages, lip balm, chewable vitamins, aspirin and other products. In addition, Mafco Worldwide sells licorice root residue as garden mulch under the name Right Dress.

Merisant manufactures, markets and distributes tabletop sweeteners for the domestic and international consumer food markets, primarily under the Equal®, Canderel®, Pure Via®, and Whole Earth Sweetener® brands. Merisant distributes its products via the food retail, mass merchandising, e-Commerce, and food service channels.

The combined financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and present fairly the combined financial position and results of the Business. All significant intercompany transactions and balances within the Business have been eliminated. Transactions with affiliated companies which are not a part of the Business are reflected as related party transactions and the related payable or receivable balances are included in net parent investment on the combined balance sheets.

Throughout the period covered by the combined financial statements, the Business operated as part of Flavors. Consequently, stand-alone financial statements have not been historically prepared for the Business. The accompanying combined financial statements have been prepared from Flavors’ historical accounting records and are presented on a stand-alone basis as if the operations had been conducted independently from Flavors’ other businesses. The operations of the Business are in various legal entities with or without a direct ownership relationship. Accordingly, Flavors and its subsidiaries’ net parent investment in these operations is shown in lieu of a statement of stockholder’s equity in the combined financial statements.

The accompanying combined financial statements reflect all assets and liabilities of Flavors that are either specifically identifiable or are directly attributable to the Business and have been extracted from the Flavors accounting records on the basis of the accounting policies and procedures further described in this footnote.

As more fully described in Note 2 and Note 10, current and deferred income taxes and related tax expense have been determined based on the stand-alone results of the combined Business by applying Accounting Standards Codification (“ASC”) 740, “Income Taxes”, issued by the Financial Accounting Standards Board (“FASB”), to the Business’ operations in each country as if it were a separate taxpayer (i.e. following the separate return methodology).

All allocations and charges of cost to and from Flavors as further described in Note 3 have been deemed paid in the period in which the cost was recorded in the combined statements of operations. The Business’ portion of certain current income taxes payable is deemed to have been remitted to Flavors in the period the related tax expense was recorded. The Business’ portion of certain current income taxes receivable is deemed to have been remitted by Flavors in the period to which the receivable applies only to the extent that a refund of such taxes could have been recognized by the Business on a stand-alone basis under the law of the relevant taxing jurisdiction.

Long-term third party debt and the related interest expense of Flavors has not been allocated to the combined financial statements as the Business will not be assigned any of the current third party debt and Flavors’ borrowings are not directly attributable to the Business. Flavors’ third party debt is collateralized by certain of Flavors’ U.S. assets (including the voting interests of Mafco Worldwide LLC, Merisant Company and Merisant US, Inc. and all of their assets), as well as two-thirds of the voting stock of Flavors’ first tier non-U.S. subsidiaries. The cash and cash equivalents held by Flavors at the corporate level are not specifically identifiable to the Business and therefore were not allocated for any of the periods presented.

All of the allocations and estimates in the combined financial statements are based on assumptions that management of Flavors believes are reasonable. However, the combined financial statements included herein may not be indicative of the financial position, results of operations, and cash flows of the Business in the future or if the Business had been a separate, stand-alone entity during the periods presented. See Note 3.

Actual costs that would have been incurred if Mafco Worldwide and Merisant had been a stand-alone businesses would depend on multiple factors, including organizational structure and strategic decisions.